Share-Based Compensation - Summary of Restricted Stock Activity (Detail) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested,Shares	200,000	400,000		0.4
Granted, shares	0	200,000	0
Vested	(200,000)	(100,000)
Repurchased,Shares	0	(100,000)
Nonvested, Weighted Average Grant Date Fair Value	$ 0.27	$ 0.41		$ 0.39
Granted, Weighted Average Grant Date Fair Value	0	0.37
Vested,Weighted Average Grant Date Fair Value	0.35	0.27
Repurchased,Weighted Average Grant Date Fair Value	$ 0	$ 0.57
Nonvested Total Fair Value	$ 0.0	$ 0.1		$ 0.2
Granted Total Fair Value	0.0	0.1
Vested Total Fair Value	(0.1)	0.0
Repurchased Total Fair Value	$ 0.0	$ (0.1)